Production costs	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Production costs
26.	Production costs

	2017	2016
	$	$
Labour	52,670	55,223
Fuel	23,241	22,405
Reagents	40,839	35,292
Electricity	12,132	13,991
Mining contractors	12,575	16,028
Operating and maintenance supplies and services	56,342	45,376
Site general and administrative costs	23,621	20,394
Inventory change	(36,501)	(19,510)
Royalties, production taxes and selling expenses	7,821	5,470
	192,740	194,669